LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

8.    LOANS RECEIVABLE, NET

Loans receivable, net is comprised of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Loans receivable, current portion
Franchisees	197,473,408	374,022,230	52,679,930
Third parties	38,862,429	32,595,889	4,591,035
Less: allowances	(54,668,667)	(277,097,025)	(39,028,300)
Total	181,667,170	129,521,094	18,242,665

Loans receivable, non-current portion
Franchisees	373,477,244	90,484,128	12,744,423
Third parties	28,344,271	20,000,000	2,816,941
Less: allowances	(224,649,006)	(39,793,823)	(5,604,843)
Total	177,172,509	70,690,305	9,956,521

Loans receivable to franchisees represent loan agreements entered with certain franchisees to finance the renovation of certain franchised-and-managed hotels with maturity from one month to six years and the interest rate from 4.7% to 9.9% per annum.

Loans receivable to third parties mainly represent loan agreements entered with certain third-party companies to support their daily operation or bridge loan of mortgage with maturity from one year to three years and the interest rate from 7.9% to 18.0% per annum.

8.    LOANS RECEIVABLE, NET (CONTINUED)

The Group recognized allowances of RMB99,886,003, RMB161,431,671 and RMB15,396,673 (USD2,168,576) in relation to loans receivables in “Other general expenses” in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023, respectively.

The following table presents the aging of past-due gross loans receivable as of December 31, 2022 and 2023:

	1 to 3 months	4 to 6 months	7 to 12 months	Over 1 year
	past due	past due	past due	past due	Total
	RMB	RMB	RMB		RMB

December 31, 2022 (As adjusted)	37,705,971	17,747,676	101,491,036	134,179,464	291,124,147
December 31, 2023	16,572,823	24,199,825	63,451,054	215,286,707	319,510,409
December 31, 2023 (USD)	2,334,233	3,408,474	8,936,894	30,322,499	45,002,100

Movement of allowance for loans receivable for the year ended December 31, 2022 and 2023 are as follows:

	2022	2023
	RMB	RMB	USD
	(As adjusted)
Balance of the beginning of the year	117,886,002	279,317,673	39,341,071
Effect on the opening balance of adoption of ASU 2016-03	—	22,176,502	3,123,496
Provision	161,431,671	15,396,673	2,168,576
Balance of the end of the year	279,317,673	316,890,848	44,633,143
Evaluated for impairment on an individual basis	116,852,875	116,302,348	16,380,843